Angel Oak Mortgage Trust 2024-2 ABS-15G

Exhibit 99.31

Exception Level
Run Date - 1/12/2024
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXX	2024020119			Valuation	VW	Resolved	Resolved	XXX	AVM Confidence Score does not meet FITCH requiremt	* Value Not Supported: AVM Confidence Score does not meet FITCH requirement (Lvl R)	3rd party valuation in file does not support appraised value within XXX% variance.			XXX Resolved. Desk Review supporting the value provided.	XXX Resolved. Desk Review supporting the value provided.
XXX	2024020119			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	3rd party valuation in file does not support appraised value within XXX% variance.			XXX Resolved. Desk Review supporting the value provided.	XXX Resolved. Desk Review supporting the value provided.
XXX	2024020119			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	3rd party valuation in file does not support appraised value within XXX% variance.			XXX Resolved. Desk Review supporting the value provided.	XXX Resolved. Desk Review supporting the value provided.
XXX	2024020120			Valuation	Value	Resolved	Resolved	XXX	Value used by lender not supported	* Value used by lender not supported (Lvl R)	New Finding: Received Pre-Close AVM with value supported, however Confidence Score of XXX does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.			XXX Resolved. Desk Review supporting the value provided.	XXX Resolved. Desk Review supporting the value provided.
XXX	2024020121			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraisal value within XXX% tolerance			XXX Resolved. Desk Review supporting the value provided.	XXX Resolved. Desk Review supporting the value provided.
XXX	2024020918			Valuation	Doc Issue	Resolved	Resolved	XXX	Missing Appraisal	* Missing Appraisal (Lvl R)	The file is missing the Appraisal. The file contained a 1004D which reflects the original appraised value at $XXX on XXX. The file also contains a Desktop Review, dated XXX, which supports the original appraised value.		The lender provided the full appraisal.	XXX Resolved. Desk Review supporting the value provided.	XXX: Resolved. The lender provided the full appraisal.
XXX	2024020918	Valuation	Doc Issue	Resolved	Resolved	XXX	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	The file did not include XXX.	XXX% LTV is below the maximum 75% LTV by 35.39%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
Borrower has owned subject investment property XXX years.
												XXX mortgage history for XXX months.	The lender provided the 1007 with market rent value of $XXX.	XXX Resolved. Desk Review supporting the value provided.	XXX: Resolved. The lender provided the 1007 with market rent value of $XXX.
XXX	2024020918	Credit	Credit	Resolved	Resolved	XXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl R)	The file is missing the 1007; therefore, the market rent is unable to be determined.	XXX% LTV is below the maximum XXX% LTV by XXX%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
Borrower has owned subject investment property XXX years.
												XXX mortgage history for XXX months.	The lender provided a full appraisal to include the XXX.	XXX Resolved. Desk Review supporting the value provided.	XXX: Resolved. The lender provided a full appraisal to include the market rent.
XXX	2024020919			Credit	Title Issue	Resolved	Resolved	XXX	Title issue	* Title issue (Lvl R)	The loan file included a XXX from the borrower's XXX, page 550. The Summary reports an open mortgage from an LLC no longer active remained on title. The exception required an additional conveyance at closing to clear the title defect. The Final Title Policy was not in the loan file to verify title was clear.		The lender provided title showing the lien was removed.	XXX Resolved. Desk Review supporting the value provided.	XXX: Resolved. The lender provided title showing the lien was removed.
XXX	2024020919			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Appraisal Product that verifies the Appraisal Value within XXX% tolerance.			XXX Resolved. Desk Review supporting the value provided.	XXX Resolved. BPO supporting the value provided.
XXX	2024020922	Credit	Credit	Resolved	Resolved	XXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl R)	Per matrix, Min DSCR XXX with LTV's over XXX%. Subject LTV XXX% and DSCR is XXX	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum.

A reconsideration for rents was made by the appraiser. This appraisal can be found under the condition AOMS "Investor Cash Flow". There is a e-mail from appraiser and the updated appraisal. The final market final value is $XXX	XXX: Resolved. A reconsideration for rents was made by the appraiser. This appraisal can be found under the condition AOMS "Investor Cash Flow". There is a e-mail from appraiser and the updated appraisal. The final market final value is $XXX.
XXX: Resolved. A reconsideration for rents was made by the appraiser. This appraisal can be found under the condition XXX". There is a e-mail from appraiser and the updated appraisal. The final market final value is $XXX.

XXX	2024020923	Credit	Guidelines	Resolved	Resolved	XXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The Guidelines 2.6.1 Eligible property types, requires all XXX projects to have acceptable insurance coverage. The loan file is missing the master insurance policy. The file does contain the XXX insurance with coverage of $XXX for loan amount of $XXX, the insurance coverage is short by $XXX. Per the XXX provides the Insurance carrier information (page 445). The loan does not meet the minimum required insurance requirements for a XXX.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum.
													The lender provided a copy of the XXX.	XXX: Resolved. The lender provided a copy of the XXX.	XXX: Resolved. The lender provided a copy of the master HOI.
XXX	2024020923	Credit	Credit	Resolved	Resolved	XXX	Borrower(s)XXX (Fail)	* Borrower(s) XXX (Fail) (Lvl R)	The Guidelines 2.6.1 Eligible property types, requires all XXX projects to have acceptable insurance coverage. The loan file is missing the XXX. The file does contain the XXX insurance with coverage of $XXX for loan amount of $XXX, the insurance coverage is short by $XXX. Per the XXX provides the XXX(page 445). The loan does not meet the minimum required insurance requirements for a XXX.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum.
												XXX mortgage history for XXX months.	The lender provided a copy of the master XXX.	XXX: Resolved. The lender provided a copy of the XXX.	XXX: Resolved. The lender provided a copy of the master HOI.
XXX	2024020923	Credit	Credit	Waived	Waived	XXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl W)	The matrix page 1 allows maximum LTV of XXX% when the DSCR is <XXX% (no DSCR) and a minimum XXX FICO. The loan closed with an LTV of XXX%, DSCR XXX% and credit score XXX. The LTV exceeds the maximum LTV allowed by XXX%. The LTV does not meet the minimum eligibility requirements.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum.
The lender provided a snippet of a matrix dated XXX. It looks like they can go up to XXX% LTV if the DSCR is between XXX%. The loan closed XXX; therefore the previous matrix was used for qualification purposes.	XXX: Remains. The lender provided a snippet of a matrix dated XXX. It looks like they can go up to XXX% LTV if the DSCR is between XXX%. The loan closed XXX; therefore the previous matrix was used for qualification purposes.

XXX: Finding remains. Final Grade XXX. Acknowledged- File contains lender approval at .XXX% LTV/CLTV with compensating factors.	XXX: Remains. The lender provided a snippet of a matrix dated XXX. It looks like they can go up to XXX% LTV if the DSCR is between XXX - XXX%. The loan closed XXX; therefore the previous matrix was used for qualification purposes.

															XXX: Finding remains. Final Grade XXX. Acknowledged- File contains lender approval at .XXX% LTV/CLTV with compensating factors.
XXX	2024020925	Credit	Credit	Waived	Waived	XXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl W)	Per guidelines, the minimum DSCR is XXX if the LTV is over XXX%. The DSCR of .XXX is calculated using market rent of $XXX (per the appraisal) and monthly PITIA of $XXX. The LTV of XXX% is calculated using the lesser of the purchase price of $XXX and loan amount of $XXX.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXX mortgage history for XXX months.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum.

The lender provided a comment stating the DSCR is fine. It’s above .XXX and our borrowers credit score is XXX	XXX Acknowledged. Loan approved with compensating factors.
XXX: Remains. The lender provided a comment stating the DSCR is fine. It’s above .XXX and our borrowers credit score is XXX; however, the lender is citing a guideline dated XXX, the subject loan closed XXX.
XXX Acknowledged. Loan approved with compensating factors.
XXX: Remains. The lender provided a comment stating the DSCR is fine. It’s above .XXX and our borrowers credit score is XXX; however, the lender is citing a guideline dated XXX, the subject loan closed XXX.

XXX	2024020925	Credit	Credit	Waived	Waived	XXX	Guidelines	* Missing Documentation (Lvl W)	Per guidelines, section 3.1.3, the borrower must be the XXX or XXX% owner of the business for business funds to be used for down payment, closing costs, and reserves. Bank statements, page 11, from XXX reflect an account, dated XXX, in the name of XXX, ; however, the file does not contain documentation reflecting that the borrower is XXX% owner or XXX.	"XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXX mortgage history for XXX months. $XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum. "
The lender provided an access letter to the XXX account.	XXX: Remains. The lender provided a comment stating This is an XXX loan- we don’t need any income documentation or CPA letter; however, a CPA letter or documentation confirming the percentage of ownership of the XXX is required. The file does not contain documentation of the XXX used to document funds to close.
XXX: Finding Waiver Acknowledged; Grade XXX

XXX Remains. The lender provided the business signature card from the bank. We need evidence of the borrowers ownership of the account to use XXX% of the funds. Borrower must be the XXX  or XXX% owner of the business (or all borrowers combined own XXX%) We need evidence of the ownership of the business account XXX

XXX: Remains. The lender provided an access letter to the XXX account. The guidelines, section XXX Business Funds indicates Business funds may be used for down payment, closing costs and reserves. Borrower must have access to funds which was provided. Borrower must be the sole proprietor or XXX% owner of the business (or all borrowers combined own XXX%). Evidence the borrower is XXXof the business has not been provided.

XXX: Remains. The lender provided a comment stating This is an XXX loan- we don’t need any income documentation or CPA letter; however, a CPA letter or documentation confirming the percentage of ownership of the business bank statements is required. The file does not contain documentation of the borrowers business statements used to document funds to close.
XXX: Finding Waiver Acknowledged; Grade XXX

XXX Remains. The lender provided the business signature card from the bank. We need evidence of the borrowers ownership of the account to use XXX% of the funds. Borrower must be the sole proprietor or XXX% owner of the business (or all borrowers combined own XXX%) We need evidence of the ownership of the business account XXX

XXX: Remains. The lender provided an access letter to the XXX. The guidelines, section 3.1.3 Business Funds indicates Business funds may be used for down payment, closing costs and reserves. Borrower must have access to funds which was provided. Borrower must be the sole proprietor or XXX% owner of the business (or all borrowers combined own XXX%). Evidence the borrower is XXX has not been provided.